GOODWILL	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

12.	GOODWILL

The Company reviews goodwill for impairment on a reporting unit basis annually and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. During the nine months ended September 30, 2025 and 2024, the Company determined there were no triggering events which may suggest impairment indicators were present.